Financial instruments - fair values and risk management - Summary of Tabular Form Of Analysis Of Loan And Borrowings (Details) - Other loans	Dec. 31, 2024	Dec. 31, 2023
NGN
Disclosure In Tabular Form Of Analysis Of Loan And Borrowings [Line Items]
Interest rate	0.00%	0.00%
EUR
Disclosure In Tabular Form Of Analysis Of Loan And Borrowings [Line Items]
Interest rate		0.00%